Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

Principles of Consolidation

The consolidated financial statements of Wintrust include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Earnings Per Share

Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The weighted-average number of common shares outstanding is increased by the assumed conversion of outstanding convertible preferred stock and tangible equity unit shares from the beginning of the year or date of issuance, if later, and the number of common shares that would be issued assuming the exercise of stock options, the issuance of restricted shares and stock warrants using the treasury stock method. The adjustments to the weighted-average common shares outstanding are only made when such adjustments will dilute earnings per common share.

Business Combinations

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805, "Business Combinations" ("ASC 805"). The Company recognizes the full fair value of the assets acquired and liabilities assumed, immediately expenses transaction costs and accounts for restructuring plans separately from the business combination. There is no separate recognition of the acquired allowance for loan losses on the acquirer's balance sheet as credit related factors are incorporated directly into the fair value of the loans recorded at the acquisition date. The excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired is recorded as goodwill. Alternatively, a gain is recorded equal to the amount by which the fair value of assets purchased exceeds the fair value of liabilities assumed and consideration paid.

Results of operations of the acquired business are included in the income statement from the effective date of acquisition.

Cash Equivalents

Cash Equivalents

For purposes of the consolidated statements of cash flows, Wintrust considers cash on hand, cash items in the process of collection, non-interest bearing amounts due from correspondent banks, federal funds sold and securities purchased under resale agreements with original maturities of three months or less, to be cash equivalents.

Securities

Securities

The Company classifies securities upon purchase in one of three categories: trading, held-to-maturity, or available-for-sale. Debt and equity securities held for resale are classified as trading securities. Debt securities for which the Company has the ability and positive intent to hold until maturity are classified as held-to-maturity. All other securities are classified as available-for-sale as they may be sold prior to maturity in response to changes in the Company's interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons.

Held-to-maturity securities are stated at amortized cost, which represents actual cost adjusted for premium amortization and discount accretion using methods that approximate the effective interest method. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of related taxes, included in shareholders' equity as a separate component of other comprehensive income.

Trading account securities are stated at fair value. Realized and unrealized gains and losses from sales and fair value adjustments are included in other non-interest income.

Declines in the fair value of investment securities available for sale (with certain exceptions for debt securities noted below) that are deemed to be other-than-temporary are charged to earnings as a realized loss, and a new cost basis for the securities is established. In evaluating other-than-temporary impairment, management considers the length of time and extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value in the near term. Declines in the fair value of debt securities below amortized cost are deemed to be other-than-temporary in circumstances where: (1) the Corporation has the intent to sell a security; (2) it is more likely than not that the Corporation will be required to sell the security before recovery of its amortized cost basis; or (3) the Corporation does not expect to recover the entire amortized cost basis of the security. If the Corporation intends to sell a security or if it is more likely than not that the Corporation will be required to sell the security before recovery, an other-than-temporary impairment write-down is recognized in earnings equal to the difference between the security's amortized cost basis and its fair value. If an entity does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the other-than-temporary impairment write-down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to all other factors, which is recognized in other comprehensive income.

Interest and dividends, including amortization of premiums and accretion of discounts, are recognized as interest income when earned. Realized gains and losses on sales (using the specific identification method) and declines in value judged to be other-than- temporary are included in non-interest income.

Federal Home Loan Bank And Federal Reserve Bank Stock	Federal Home Loan Bank and Federal Reserve Bank Stock Investments in Federal Home Loan Bank and Federal Reserve Bank stock are restricted as to redemption and are carried at cost.
Securities Purchased Under Resale Agreements And Securities Sold Under Repurchase Agreements

Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are generally treated as collateralized financing transactions and are recorded at the amount at which the securities were acquired or sold plus accrued interest. Securities, generally U.S. government and Federal agency securities, pledged as collateral under these financing arrangements cannot be sold by the secured party. The fair value of collateral either received from or provided to a third party is monitored and additional collateral is obtained or requested to be returned as deemed appropriate.

Brokerage Customer Receivables

Brokerage Customer Receivables

The Company, under an agreement with an out-sourced securities clearing firm, extends credit to its brokerage customers to finance their purchases of securities on margin. The Company receives income from interest charged on such extensions of credit. Brokerage customer receivables represent amounts due on margin balances. Securities owned by customers are held as collateral for these receivables.

Mortgage Loans Held-For-Sale

Mortgage Loans Held-for-Sale

Mortgage loans are classified as held-for-sale when originated or acquired with the intent to sell the loan into the secondary market. Market conditions or other developments may change management's intent with respect to the disposition of these loans and loans previously classified as mortgage loans held-for-sale may be reclassified to the loan portfolio.

ASC 825, "Financial Instruments" provides entities with an option to report selected financial assets and liabilities at fair value and was effective January 1, 2008. The Company elected to measure, at fair value, new mortgage loans originated by Wintrust Mortgage on or after January 1, 2008. The fair value of the loans is determined by reference to investor prices for loan products with similar characteristics. Changes in fair value are recognized in mortgage banking revenue.

Mortgage loans held-for-sale not originated by Wintrust Mortgage on or after January 1, 2008 are carried at the lower of cost or market applied on an aggregate basis by loan type. Fair value is based on either quoted prices for the same or similar loans or values obtained from third parties. Charges related to adjustments to record the loans at fair value are recognized in mortgage banking revenue. Loans that are transferred between mortgage loans held-for-sale and the loan portfolio are recorded at the lower of cost or market at the date of transfer.

Loans, Allowance For Loan Losses,Allowance For Covered Loan Losses And Allowance For Losses On Lending-Related Commitments

Loans, Allowance for Loan Losses, Allowance for Covered Loan Losses and Allowance for Losses on Lending-Related Commitments

Loans are generally reported at the principal amount outstanding, net of unearned income. Interest income is recognized when earned. Loan origination fees and certain direct origination costs are deferred and amortized over the expected life of the loan as an adjustment to the yield using methods that approximate the effective interest method. Finance charges on premium finance receivables are earned over the term of the loan based on actual funds outstanding, using a method which approximates the effective yield method.

Interest income is not accrued on loans where management has determined that the borrowers may be unable to meet contractual principal and/or interest obligations, or where interest or principal is 90 days or more past due, unless the loans are adequately secured and in the process of collection. Cash receipts on non-accrual loans are generally applied to the principal balance until the remaining balance is considered collectible, at which time interest income may be recognized when received.

The Company maintains its allowance for loan losses at a level believed appropriate by management to absorb probable losses inherent in the loan portfolio and is based on the size and current risk characteristics of the loan portfolio, an assessment of internal problem loan reporting system loans and actual loss experience, changes in the composition of the loan portfolio, historical loss experience, changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices, changes in experience, ability and depth of lending management and staff, changes in national and local economic and business conditions and developments, including the condition of various market segments and changes in the volume and severity of past due and classified loans and trends in the volume of non-accrual loans, troubled debt restructurings and other loan modifications. The allowance for loan losses also includes an element for estimated probable but undetected losses and for imprecision in the credit risk models used to calculate the allowance. Loans with a credit risk rating of a 6 through 9 are reviewed on a monthly basis to determine if (a) an amount is deemed uncollectible (a charge-off) or (b) it is probable that the Company will be unable to collect amounts due in accordance with the original contractual terms of the loan (an impaired loan). If a loan is impaired, the carrying amount of the loan is compared to the expected payments to be received, discounted at the loan's original rate, or for collateral dependent loans, to the fair value of the collateral. Any shortfall is recorded as a specific reserve. For loans with a credit risk rating of 7 or better, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries are credited to the allowance. A provision for credit losses is charged to operations based on management's periodic evaluation of the factors previously mentioned, as well as other pertinent factors. Evaluations are conducted at least quarterly and more frequently if deemed necessary.

Under accounting guidance applicable to loans acquired with evidence of credit quality deterioration since origination, the excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining estimated life of the loans, using the effective-interest method. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable difference. Changes in the expected cash flows from the date of acquisition will either impact the accretable yield or result in a charge to the provision for credit losses. Subsequent decreases to expected principal cash flows will result in a charge to provision for credit losses and a corresponding increase to allowance for loan losses. Subsequent increases in expected principal cash flows will result in recovery of any previously recorded allowance for loan losses, to the extent applicable, and a reclassification from nonaccretable difference to accretable yield for any remaining increase. All changes in expected interest cash flows, including the impact of prepayments, will result in reclassifications to/from nonaccretable differences.

In estimating expected losses, the Company evaluates loans for impairment in accordance ASC 310, "Receivables." A loan is considered impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due pursuant to the contractual terms of the loan. Impaired loans include non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest. Impairment is measured by estimating the fair value of the loan based on the present value of expected cash flows, the market price of the loan, or the fair value of the underlying collateral less costs to sell. If the estimated fair value of the loan is less than the recorded book value, a valuation allowance is established as a component of the allowance for loan losses.

The Company also maintains an allowance for lending-related commitments, specifically unfunded loan commitments and letters of credit, to provide for the risk of loss inherent in these arrangements. The allowance is computed using a methodology similar to that used to determine the allowance for loan losses. This allowance is included in other liabilities on the statement of condition while the corresponding provision for these losses is recorded as a component of the provision for credit losses.

Mortgage Servicing Rights

Mortgage Servicing Rights

Mortgage Servicing Rights ("MSRs") are recorded in the Statement of Condition at fair value in accordance with ASC 860, "Transfers and Servicing." The Company originates mortgage loans for sale to the secondary market, the majority of which are sold without retaining servicing rights. There are certain loans, however, that are originated and sold with servicing rights retained. MSRs associated with loans originated and sold, where servicing is retained, are capitalized at the time of sale at fair value based on the future net cash flows expected to be realized for performing the servicing activities, and included in other assets in the consolidated statements of condition. The change in the fair value of MSRs is recorded as a component of mortgage banking revenue in non- interest income in the consolidated statements of income. For purposes of measuring fair value, a third party valuation is obtained. This valuation stratifies the servicing rights into pools based on homogenous characteristics, such as product type and interest rate. The fair value of each servicing rights pool is calculated based on the present value of estimated future cash flows using a discount rate commensurate with the risk associated with that pool, given current market conditions. Estimates of fair value include assumptions about prepayment speeds, interest rates and other factors which are subject to change over time. Changes in these underlying assumptions could cause the fair value of MSRs to change significantly in the future.

Premises And Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets. Useful lives range from two to ten years for furniture, fixtures and equipment, two to five years for software and computer-related equipment and seven to 39 years for buildings and improvements. Land improvements are amortized over a period of 15 years and leasehold improvements are amortized over the shorter of the useful life of the improvement or the term of the respective lease. Land and antique furnishings and artwork are not subject to depreciation. Expenditures for major additions and improvements are capitalized, and maintenance and repairs are charged to expense as incurred. Internal costs related to the configuration and installation of new software and the modification of existing software that provides additional functionality are capitalized.

Long-lived depreciable assets are evaluated periodically for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable. Impairment exists when the expected undiscounted future cash flows of a long-lived asset are less than its carrying value. In that event, a loss is recognized for the difference between the carrying value and the estimated fair value of the asset based on a quoted market price, if applicable, or a discounted cash flow analysis. Impairment losses are recognized in other non-interest expense.

FDIC Indemnification Asset

FDIC Indemnification Asset

In conjunction with FDIC-assisted transactions, the Company entered into loss share agreements with the FDIC. These agreements cover realized losses on loans, foreclosed real estate and certain other assets. These loss share assets are measured separately from the loan portfolios because they are not contractually embedded in the loans and are not transferable with the loans should the Company choose to dispose of them. Fair values at the acquisition dates were estimated based on projected cash flows available for loss-share based on the credit adjustments estimated for each loan pool and the loss share percentages. The loss share assets are also separately measured from the related loans and foreclosed real estate and recorded as FDIC indemnification assets on the Consolidated Statements of Condition. Subsequent to the acquisition date, reimbursements received from the FDIC for actual incurred losses will reduce the loss share assets. Reductions to expected losses, to the extent such reductions to expected losses are the result of an improvement to the actual or expected cash flows from the covered assets, will also reduce the loss share assets. Additional expected losses, to the extent such expected losses result in the recognition of an allowance for loan losses, will increase the loss share assets The corresponding accretion is recorded as a component of non-interest income on the Consolidated Statements of Income. Although these assets are contractual receivables from the FDIC, there are no contractual interest rates.

Other Real Estate Owned

Other Real Estate Owned

Other real estate owned is comprised of real estate acquired in partial or full satisfaction of loans and is included in other assets. Other real estate owned is recorded at its estimated fair value less estimated selling costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the allowance for loan losses. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in other non-interest expense. Gains and losses upon sale, if any, are also charged to other non-interest income or expense, as appropriate. At December 31, 2011 and 2010, other real estate owned totaled $86.5 million and $71.2 million, respectively.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of an acquisition over the fair value of net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability. In accordance with accounting standards, goodwill is not amortized, but rather is tested for impairment on an annual basis or more frequently when events warrant. Intangible assets which have finite lives are amortized over their estimated useful lives and also are subject to impairment testing. All of the Company's other intangible assets have finite lives and are amortized over varying periods not exceeding ten years.

Bank-Owned Life Insurance

Bank-Owned Life Insurance

The Company owns BOLI on certain executives. BOLI balances are recorded at their cash surrender values and are included in other assets. Changes in the cash surrender values are included in non-interest income. At December 31, 2011 and 2010, BOLI totaled $101.0 million and $92.2 million, respectively.

Additionally, in accordance with applicable accounting standards, the Company recognizes a liability and related compensation costs for endorsement split-dollar insurance arrangements that provide a benefit to an employee that extends to postretirement periods. Upon adoption of a new accounting standard on January 1, 2008 the Company established an initial liability for postretirement split- dollar insurance benefits by recognizing a cumulative-effect adjustment to retained earnings of $688,000.

Derivative Instruments

Derivative Instruments

The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the future cash flows or the value of certain assets and liabilities. The Company is also required to recognize certain contracts and commitments, including certain commitments to fund mortgage loans held-for-sale, as derivatives when the characteristics of those contracts and commitments meet the definition of a derivative. The Company accounts for derivatives in accordance with ASC 815, "Derivatives and Hedging", which requires that all derivative instruments be recorded in the statement of condition at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset or liability attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Formal documentation of the relationship between a derivative instrument and a hedged asset or liability, as well as the risk-management objective and strategy for undertaking each hedge transaction and an assessment of effectiveness is required at inception to apply hedge accounting. In addition, formal documentation of ongoing effectiveness testing is required to maintain hedge accounting.

Fair value hedges are accounted for by recording the changes in the fair value of the derivative instrument and the changes in the fair value related to the risk being hedged of the hedged asset or liability on the statement of condition with corresponding offsets recorded in the income statement. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as a freestanding asset or liability. Actual cash receipts or payments and related amounts accrued during the period on derivatives included in a fair value hedge relationship are recorded as adjustments to the interest income or expense recorded on the hedged asset or liability.

Cash flow hedges are accounted for by recording the changes in the fair value of the derivative instrument on the statement of condition as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within shareholders' equity, net of deferred taxes. Amounts are reclassified from accumulated other comprehensive income to interest expense in the period or periods the hedged forecasted transaction affects earnings.

Under both the fair value and cash flow hedge scenarios, changes in the fair value of derivatives not considered to be highly effective in hedging the change in fair value or the expected cash flows of the hedged item are recognized in earnings as non-interest income during the period of the change.

Derivative instruments that are not designated as hedges according to accounting guidance are reported on the statement of condition at fair value and the changes in fair value are recognized in earnings as non-interest income during the period of the change.

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as derivatives and are not designated in hedging relationships. Fair values of these mortgage derivatives are estimated based on changes in mortgage rates from the date of the commitments. Changes in the fair values of these derivatives are included in mortgage banking revenue.

Periodically, the Company sells options to an unrelated bank or dealer for the right to purchase certain securities held within the banks' investment portfolios ("covered call options"). These option transactions are designed primarily to increase the total return associated with holding these securities as earning assets. These transactions are not designated in hedging relationships pursuant to accounting guidance and, accordingly, changes in fair values of these contracts, are reported in other non-interest income. There were no covered call option contracts outstanding as of December 31, 2011 or 2010.

Trust Assets, Assets Under Management And Brokerage Assets

Trust Assets, Assets Under Management and Brokerage Assets

Assets held in fiduciary or agency capacity for customers are not included in the consolidated financial statements as they are not assets of Wintrust or its subsidiaries. Fee income is recognized on an accrual basis and is included as a component of non-interest income.

Income Taxes

Income Taxes

Wintrust and its subsidiaries file a consolidated Federal income tax return. Income tax expense is based upon income in the consolidated financial statements rather than amounts reported on the income tax return. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using currently enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as an income tax benefit or income tax expense in the period that includes the enactment date.

Positions taken in the Company's tax returns may be subject to challenge by the taxing authorities upon examination. In accordance with applicable accounting guidance, uncertain tax positions are initially recognized in the financial statements when it is more likely than not the positions will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. Interest and penalties on income tax uncertainties are classified within income tax expense in the income statement.

Stock-Based Compensation Plans

Stock-Based Compensation Plans

In accordance with ASC 718, "Compensation — Stock Compensation", compensation cost is measured as the fair value of the awards on their date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options and the market price of the Company's stock at the date of grant is used to estimate the fair value of restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Accounting guidance requires the recognition of stock based compensation for the number of awards that are ultimately expected to vest. As a result, recognized compensation expense for stock options and restricted share awards is reduced for estimated forfeitures prior to vesting. Forfeitures rates are estimated for each type of award based on historical forfeiture experience. Estimated forfeitures will be reassessed in subsequent periods and may change based on new facts and circumstances.

The Company issues new shares to satisfy option exercises and vesting of restricted shares.

Advertising Costs	Advertising Costs Advertising costs are expensed in the period in which they are incurred.
Start-Up Costs	Start-up Costs Start-up and organizational costs are expensed in the period in which they are incurred.
Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available-for-sale, net of deferred taxes, and adjustments related to cash flow hedges, net of deferred taxes.

Stock Repurchases

Stock Repurchases

The Company periodically repurchases shares of its outstanding common stock through open market purchases or other methods. Repurchased shares are recorded as treasury shares on the trade date using the treasury stock method, and the cash paid is recorded as treasury stock.

Securitizations

Securitizations

In 2009, the Company completed a securitization of premium finance receivables — commercial. The securitization was accomplished by transferring the premium finance receivables — commercial to a special purpose entity. Securities were then issued to third-party investors, with the securities collateralized by the transferred assets. The Company determined the conditions for sale accounting were met. In addition, the Company determined activities of the special purpose entity that acquired the assets were sufficiently restricted to meet accounting requirements to be a QSPE. As a result, the Company determined the securitization entity did not need to be consolidated, the premium finance receivables — commercial were removed from the Company's Consolidated Statement of Condition and a gain on sale was recognized.

The Company's statement of income beginning January 1, 2010 no longer reflects securitization income, but instead reports interest income, net charge-offs and certain other income associated with the securitized loan receivables in the same line items in the Company's statement of income as non-securitized premium finance receivables-commercial. Additionally, the Company no longer records initial gains on new securitization activity since the transferred loans no longer receive sale accounting treatment. Also, there are no gains or losses recorded on the revaluation of the interest-only strip receivable as that asset is not recognizable in a transaction accounted for as a secured borrowing.

See Note 6 for additional information on the Company's securitization accounting.